Equity (Details 2 - Textuals) R$ in Thousands, $ in Thousands					12 Months Ended
	Jun. 18, 2024 USD ($)	May 31, 2024 shares	Feb. 06, 2024 BRL (R$) shares	Feb. 06, 2024 USD ($) shares	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2024 USD ($) shares
Equity
Number of shares issued | shares					51,934,634		41,884,470	41,739,983	51,934,634
Capital increase | R$					R$ 25,207
Financial expense | R$					151,504		R$ 72,641	R$ 77,245
Capital reserve
Equity
Capital increase | R$					R$ (19,958)
Class A common shares
Equity
Sell of aggregate common shares authorised period in at the market stock offering program	3 years
Class A common shares | Maximum
Equity
Sell of aggregate common shares authorised in at the market stock offering program | $	$ 100,000
Class A common shares | Bobsin Corp
Equity
Number of shares issued | shares			8,860,535	8,860,535	9,780,060		919,525	897,635	9,780,060
Capital increase			R$ 49,997	$ 10,101
Period from the closing date of the investment			3 years	3 years
Percentage of maximum dilution in shareholder base at the time of the liquidity or corporate event			11.00%	11.00%
Return in private placement investment | R$					R$ 19,958
Financial expense | R$					17,026
Class A common shares | At the market (“ATM”) stock offering program
Equity
Financial expense					9,746	$ 1,577
Sell of aggregate common shares authorised in at the market stock offering program					R$ 1,395				$ 248
Restricted share units
Equity
Number of instruments granted in share-based payment arrangement | shares		988,970			988,970	988,970
Restricted share units | Minimum
Equity
Number of instruments granted in share-based payment arrangement | shares					24,000	24,000
Percentage of profit sharing program pay to purchase of shares		50.00%			50.00%	50.00%
Vesting period of share-based compensation plan		15 months
Restricted share units | Maximum
Equity
Number of instruments granted in share-based payment arrangement | shares					964,970	964,970
Percentage of profit sharing program pay to purchase of shares		100.00%			100.00%	100.00%
Vesting period of share-based compensation plan		18 months